Subsequent events	9 Months Ended
May 31, 2024
Subsequent events
Subsequent events

26. Subsequent events

During the months of June and July 2024, the Company issued a total of 320,000 Voting Common Shares to third parties in exchange for various services provided to the Company.

During the months of June and July 2024, 89 Series A Convertible Preferred Shares were converted into 84,760 Voting Common Shares.